Consolidated statement of comprehensive income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Profit for the year	$ 23,131		$ 24,999	$ 24,559
Items that will be reclassified subsequently to profit or loss when specific conditions are met:
Debt instruments at fair value through other comprehensive income	3,036		163	2,599
– fair value gains/(losses)	1,525		41	2,381
– fair value losses/(gains) transferred to the income statement on disposal	1,328		69	905
– expected credit (recoveries)/losses recognised in the income statement	(19)		(6)	59
– disposal of subsidiary	745		85	0
– income taxes	(543)		(26)	(746)
Cash flow hedges	1,773		(52)	2,953
– fair value gains/(losses)	749		(282)	2,534
– fair value (gains)/losses reclassified to the income statement	1,611		(135)	1,463
– disposal of subsidiary	0		262	0
– income taxes	(587)		103	(1,044)
Share of other comprehensive income/(expense) of associates and joint ventures	54		462	47
– share for the year	110		462	47
– fair value gains transferred to the income statement on disposal	0		0	0
– other comprehensive income reclassified to the income statement on disposal of interest in an associate	(56)		0	0
Net finance income/(expenses) from insurance contracts	(682)		(142)	(364)
– net finance expenses	7		(191)	(491)
– disposal of subsidiary	(687)		0	0
– income taxes	(2)		49	127
Exchange differences	6,771		833	(204)
– foreign exchange reclassified to income statement on disposal or dilution of a foreign operation	208	[1]	5,816	0
– exchange differences	6,563		(4,983)	(204)
Items that will not be reclassified subsequently to profit or loss:
Fair value gains on property revaluation	14		5	1
– fair value gains	14		5	1
– income taxes	0		0	0
Remeasurement of defined benefit asset/(liability)	(184)		(228)	(314)
– before income taxes	(190)		(342)	(413)
– income taxes	6		114	99
Changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk	(479)		(439)	(1,219)
– before income taxes	(642)		(579)	(1,617)
– income taxes	163		140	398
Equity instruments designated at fair value through other comprehensive income	98		99	(120)
– fair value gains/(losses)	127		141	(120)
– income taxes	(29)		(42)	0
Effects of hyperinflation	140		1,239	1,604
Other comprehensive income/(expense) for the year, net of tax	10,541		1,940	4,983
Total comprehensive income/(expense) for the year	33,672		26,939	29,542
Attributable to:
– ordinary shareholders of the parent company	31,478		24,833	27,397
– other equity holders	1,183		1,062	1,101
– non-controlling interests	$ 1,011		$ 1,044	$ 1,044

[1]	Includes the recycling of a $0.2bn foreign currency translation reserves loss as a result of the dilution of our shareholding in BoCom.